Borrowings (Tables)	6 Months Ended
Jun. 30, 2024
Borrowings [abstract]
Schedule of composition of borrowings
Borrowings of the Group at period-end include the following:

in € thousand	June 30, 2024	December 31, 2023
NON-CURRENT
Debentures and other loans	160,549	132,768
CURRENT
Debentures and other loans	19,867	44,079
TOTAL BORROWINGS	180,415	176,847

Schedule of maturity analysis of non-current borrowings
The maturity of the borrowings is as follows:

in € thousand	June 30, 2024	December 31, 2023
Between 1 and 3 years	122,697	62,378
Between 3 and 5 years	37,852	70,390
NON-CURRENT BORROWINGS	160,549	132,768
Current borrowings	19,867	44,079
TOTAL BORROWINGS	180,415	176,847

Schedule of borrowings by denominated currency
The carrying amounts of the Group’s borrowings are denominated in the following currencies:

in € thousand	June 30, 2024	December 31, 2023
Borrowings denominated in EUR	3,592	3,581
Borrowings denominated in USD	176,824	173,266
TOTAL BORROWINGS	180,415	176,847

Schedule of reconciliation of loan
The D&O Loan Agreement is included in the balance sheet item “Borrowings” and developed as follows:

in € thousand	June 30, 2024	December 31, 2023
BALANCE AS AT JANUARY 1	167,520	89,182
Proceeds of issue	—	91,111
Transaction costs	(944)	(11,198)
Accrued interest	10,152	12,942
Payment of interest	(9,351)	(11,022)
Exchange rate difference	6,137	(3,494)
BALANCE AS AT CLOSING DATE	173,515	167,520
Less: non-current portion	(154,616)	(127,119)
CURRENT PORTION	18,899	40,401